Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 58,829	$ 138,503
Interest-bearing deposits in depository institutions	11,284	9,725
Cash and Cash Equivalents	70,113	148,228
Investment securities available for sale, at fair value	369,466	254,043
Investment securities held-to-maturity, at amortized cost (approximate fair value at December 31, 2015 and 2014 - $90,810 and $94,191, respectively)	88,937	90,786
Other securities	12,915	9,857
Total Investment Securities	471,318	354,686
Gross loans	2,863,327	2,652,066
Allowance for loan losses	(20,044)	(20,150)
Net Loans	2,843,283	2,631,916
Bank owned life insurance	97,919	95,116
Premises and equipment, net	77,271	77,988
Accrued interest receivable	7,432	6,826
Deferred tax asset, net	29,974	36,766
Goodwill and other intangible assets, net	79,792	74,198
Other assets	36,957	35,909
Total Assets	3,714,059	3,461,633
Liabilities
Noninterest-bearing	621,073	545,465
Interest-bearing:
Demand deposits	679,735	639,932
Savings deposits	765,611	660,727
Time deposits	1,017,556	1,026,663
Total Deposits	3,083,975	2,872,787
Advances from Federal Home Loan Banks	13,000	0
Securities Sold under Agreements to Repurchase	141,869	134,931
Long-term debt	16,495	16,495
Other liabilities	39,448	46,567
Total Liabilities	3,294,787	3,070,780
Shareholders’ Equity
Preferred stock, par value $25 per share: 500,000 shares authorized; none issued	0	0
Common stock, par value $2.50 per share: 50,000,000 shares authorized; 18,499,282 shares issued at December 31, 2015 and December 31, 2014, less 3,319,067 and 3,345,590, shares in treasury, respectively	46,249	46,249
Capital surplus	106,269	107,370
Retained earnings	390,690	362,211
Treasury stock	(120,104)	(120,818)
Accumulated other comprehensive income (loss):
Unrealized gains on securities available-for-sale	927	1,190
Underfunded pension liability	(4,759)	(5,349)
Total Accumulated Other Comprehensive Loss	(3,832)	(4,159)
Total Shareholders’ Equity	419,272	390,853
Total Liabilities and Shareholders’ Equity	$ 3,714,059	$ 3,461,633